Liquidity	9 Months Ended
Sep. 30, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Liquidity
Liquidity
Management is required to assess if the Company will have sufficient liquidity to continue as a going concern for the one-year period following the issuance of its financial statements. The Company has a loan facility, with an outstanding balance of $47.6 million, that matured in the fourth quarter of 2018.

During the fourth quarter of 2018, the Company completed an additional sale-leaseback financing transaction for four vessels (see note 20), some of the net proceeds of which were used to refinance the loan facility, which was scheduled to mature in November 2018, and to prepay a portion of the Company's 2016 Debt Facility. The Company also completed a loan to finance working capital for the Company's RSA commercial management pool operations (see note 20).

Based on the Company’s liquidity at the date these consolidated financial statements were issued, including the fourth quarter financing transactions described above and the liquidity it expects to generate from operations over the following year based on an expected tanker market recovery, the Company estimates that it will have sufficient liquidity to continue as a going concern for at least the one-year period following the issuance of these consolidated financial statements.